Segment Reporting	12 Months Ended
Jun. 30, 2023
Segment Reporting
Segment Reporting

Note 22 – Segment Reporting

The following table presents revenue by the Group’s reportable segments:

	Hardware
		Distributed		Total	Service and
	Stand Alone *	Chargers	Other	Hardware *	Maintenance	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Year Ended June 30, 2021
Revenue	20,084	32,974	504	53,562	2,590	5	56,157
Cost of goods sold	(21,099)	(33,718)	(371)	(55,188)	(2,873)	—	(58,061)
Segment gross profit/(loss)	(1,015)	(744)	133	(1,626)	(283)	5	(1,904)

Year Ended June 30, 2022
Revenue	52,072	26,603	2,157	80,832	4,979	10	85,821
Cost of goods sold	(53,264)	(28,597)	(1,879)	(83,740)	(3,778)	—	(87,518)
Segment gross profit/(loss)	(1,192)	(1,994)	278	(2,908)	1,201	10	(1,697)

Year Ended June 30, 2023
Revenue	108,927	61,406	4,835	175,168	9,267	109	184,544
Cost of goods sold	(116,320)	(61,782)	(4,884)	(182,986)	(5,641)	—	(188,627)
Segment gross profit/(loss)	(7,393)	376	(49)	(7,818)	3,626	109	(4,083)

* Amounts have been revised, see Note 2 of the Financial Statements for the year ended June 30, 2023 included elsewhere in this document for further information.

The Group assesses the performance and makes operating decisions on the basis of seven existing operating segments, which are aggregated into three reportable hardware segments, one service and maintenance segment and one software segment.

The hardware operating segments meet the qualitative criteria for aggregation in this manner as the operating segments that are aggregated into the stand alone segment have similar economic characteristics, are similar in nature and they have similar manufacture, distribution chains and customers. This is also the case for those operating segments that are aggregated into the ‘distributed chargers’ segment. Stand alone charging systems are single units. Distributed charging systems can have multiple user units all connected in the one system.

Other hardware products are managed as a single operating and reportable segment and are monitored by the Group’s Chief Operating Decision Making (CODM) in this way.

The Group believes the current method of segment reporting reflects both the way its business segments are currently managed and the way the performance of each segment is evaluated.

Service and maintenance revenue relates to commissioning, repair, maintenance, and training and is recognized when the service and/or maintenance has been provided, either over time or at a point in time. Software revenue relates to software services related to licenses and other software modules, such as preventative maintenance and site utilization. The Group does not monitor service and maintenance and software revenue as it is not considered a key part of the current business operations.

The CODM uses revenue and gross margin/loss to evaluate segment performance and allocate resources. The CODM does not evaluate operating segments using asset or liability information nor are there any other performance metrics or measures used to monitor the operations.

The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies and there are no inter-segment revenues or costs.

In terms of concentration of customer risks, two customers each contribute more than 10% of the Group’s total revenue which represents approximately $47.5 million of the total amount (26% of the total revenue), with customer one amounting to $19.2 million in the distributed chargers segment (2022: $13.0 million; 2021: $17.0 million) and customer two amounting to $28.3 million, with $9.5 million in the distributed chargers segment and $18.8 million in the standalone chargers segment (2022: $0; 2021: $0).

The following table reconciles segment gross (loss) to loss from operations and a calculation of segment gross margin:

	Group
	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022 *	June 30, 2021
	$’000	$’000	$’000
Revenue	184,544	85,821	56,157
Cost of goods sold	(188,627)	(87,518)	(58,061)
Segment gross profit	(4,083)	(1,697)	(1,904)
Selling, general and administration expense	(79,571)	(74,323)	(31,624)
Product development expense	(15,466)	(14,031)	(10,521)
Foreign exchange gain/(loss)	(4,344)	(4,208)	(1,436)
Total operating costs and expenses	(99,381)	(92,562)	(43,581)

Segment gross profit	(4,083)	(1,697)	(1,904)
Revenue	184,544	85,821	56,157

Segment gross margin	(2.2)%	(2.0)%	(3.4)%

* Amounts have been revised, see Note 2 of the Financial Statements for the year ended June 30, 2023 included elsewhere in this document for further information.

Segment gross profit is calculated as Revenue less Cost of goods sold.

The following table presents the Group’s revenue by geographic area based on the entity that has entered the external contract to supply the product and services. The entity’s geographical area is based on the place of incorporation.

	Group
	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021
	$’000	$’000	$’000
Australia	31,280	12,735	5,044
United States	63,074	33,174	12,730
The Netherlands	90,190	39,912	38,383
Total revenue	184,544	85,821	56,157

The following table presents long-lived assets by geographic area on the same basis as detailed above:

	Group
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
	$’000	$’000
Australia	18,499	18,709
United States	21,634	16,290
The Netherlands	523	792
Total Long-lived assets	40,656	35,791

The Group’s manufacturing and inventory is predominately located in and supplied from Australia.